BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$ 4,999	$ 3,392
Accrued insurance	978	525
Accrued transaction advisory fees	1,000	0
Accrued professional services	189	509
Accrued interest	58	62
Accrued property taxes	60	41
Accrued monitoring fee	373
Other	147	38
Other current liabilities:
Income tax payable	1,586	1,780
Sales tax payable	71	587
Unbilled lost-in-hole revenue	76	282
Deferred revenue	1,042	83
Total accrued expenses and other current liabilities	$ 10,579	$ 7,299